Contract Assets and Contract Liabilities (Tables)	3 Months Ended
Mar. 31, 2019
Contract with Customer, Asset and Liability [Abstract]
Schedule of Contract Assets and Contract Liabilities
Presented in the table below are the changes in contract assets during the three months ended March 31, 2019 (in millions):

March 31, 2019
Contract Assets - Demobilization
Beginning balance	$5.5
Plus: contractual additions	2.5
Ending balance	$8.0
Presented in the table below are the changes in deferred contract costs during the three months ended March 31, 2019 (in millions):

March 31, 2019
Deferred Contract Costs Asset
Beginning balance	$3.6
Less: amortization	2.7
Ending balance	$0.9
The following table sets forth deferred contract costs, demobilization contract assets and deferred revenue on the Condensed Consolidated Balance Sheets (in millions):

	Balance Sheet Classification	March 31, 2019	December 31, 2018
Deferred Contract Costs and Demobilization Contract Assets
Current	Prepaid expenses and other current assets	$8.6	$8.7
Noncurrent	Other assets	0.3	0.4
		$8.9	$9.1

Deferred Revenue - Contract liabilities
Current	Deferred revenue	$11.3	$16.7
Noncurrent	Other liabilities	17.7	19.1
		$29.0	$35.8
Presented in the table below are the changes in deferred revenue during the three months ended March 31, 2019 (in millions):

March 31, 2019
Deferred Revenue - Deferred mobilization and upgrade/modification revenue
Beginning balance	$35.8
Plus: contractual additions	2.4
Less: amortization	9.2
Ending balance (1)	$29.0

(1) Includes $14.3 million of deferred revenue related to capital expenditures for the Bess Brants and Earnest Dees (both leased to ARO) to be received as reimbursement from ARO. A receivable of $14.3 million is included in Receivables - trade and other on the Condensed Consolidated Balance Sheet at March 31, 2019.

Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Table Text Block]
Estimated future amortization at March 31, 2019 of the Company's deferred revenue and deferred contract costs to be recognized over the expected recognition period is set forth in the following table (in millions):

	Remaining
	2019	2020	2021	2022	Total
Amortization of deferred revenue	$9.0	$9.6	$8.5	$1.9	$29.0
Amortization of deferred contract costs	0.5	0.2	0.2	—	0.9